UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle St. Suite 645

Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Paul F. Leone

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copies to:

Marc L. Collins

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant’s telephone number, including area code: (312) 832-1440

Date of fiscal year end: September 30

Date of reporting period: July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Quarterly Report of Proxy Voting Record

Fund/Fund Family Name: RiverNorth Funds

Date of Fiscal Year End: 09/30

Date of Reporting Period: July 1, 2010 to June 30, 2011

RiverNorth Core Opportunity Fund

Company Name	Ticker	CUSIP	Meeting Date	Record Date	Prop #	Proposal	Vote	Mngmt Recom.	Vs. Mngmt	Notes
Legg Mason Inc	LM	524901105	7/27/2010	5/28/2010	1	ELECTION OF DIRECTORS	For	For	With
Legg Mason Inc	LM	524901105	7/27/2010	5/28/2010	2	AMENDMENT TO THE LEGG MASON, INC. EXECUTIVE INCENTIVE COMPENSATION PLAN.	Against	For	Against
Legg Mason Inc	LM	524901105	7/27/2010	5/28/2010	3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Against	For	Against
Legg Mason Inc	LM	524901105	7/27/2010	5/28/2010	4	STOCKHOLDER PROPOSAL REGARDING THE EXECUTIVE INCENTIVE COMPENSATION PLAN.	For	Against	Against
Legg Mason Inc	LM	524901105	7/27/2010	5/28/2010	5	STOCKHOLDER PROPOSAL REGARDING INDEPENDENT CHAIRMAN.	For	Against	Against
Van Kampen Senior Income Trust	VVR	920961109	7/19/2010	5/28/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Van Kampen Dynamic Credit Opportunities	VTA	921166104	7/19/2010	5/28/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
NFJ Dividend Interest & Premium Strtgy Fd	NFJ	65337H109	7/21/2010	5/12/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Blackrock Credit Allocation Trust IV	BTZ	092508100	9/2/2010	7/6/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
NASDAQ Premium Income & Growth Fund	QQQX	63110R105	9/8/2010	7/19/2010	1	TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND NUVEEN ASSET MANAGEMENT.	Split	For	With/Against	Mirror Vote
NASDAQ Premium Income & Growth Fund	QQQX	63110R105	9/8/2010	7/19/2010	2	TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN NUVEEN ASSET MANAGEMENT AND THE FUND’S CURRENT SUBADVISER.	Split	For	With/Against	Mirror Vote
NASDAQ Premium Income & Growth Fund	QQQX	63110R105	9/8/2010	7/19/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/14/2010	7/30/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Royce Value Trust	RVT	780910105	9/22/2010	7/14/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Franklin Templeton Ltd Drtn Income	FTF	35472T101	9/23/2010	7/21/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Royce Value Trust	RVT	780910105	9/22/2010	7/14/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
WA Global Corp Defined Opportunity Fund	GDO	95790C107	11/12/2010	9/13/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Nuveen Floating Rate Income Fund	JFR	67072T108	11/16/2010	9/17/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
FT/Four Crnrs Sr Fltg Rate Incm Fd II	FCT	33733U108	12/6/2010	9/30/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
FT/Four Crnrs Sr Fltg Rate Incm Fd II	FCT	33733U108	12/6/2010	9/30/2010	1	PROPOSAL TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND FIRST TRUST ADVISORS L.P.	Split	For	With/Against	Mirror Vote
Templeton Emerging Mkts	EMF	880191101	2/25/2011	12/17/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Templeton Emerging Mkts	EMF	880191101	2/25/2011	12/17/2010	2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND FOR THE FISCAL YEAR ENDING AUGUST 31, 2011.	Split	For	With/Against	Mirror Vote
China Fund Inc	CHN	169373107	3/3/2011	12/31/2010	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Western Asset Glb Corp Def Opp	GDO	95790C107	2/28/2011	1/4/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
General American Investors	GAM	368802104	4/13/2011	2/15/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
General American Investors	GAM	368802104	4/13/2011	2/15/2011	2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS AUDITORS.	Split	For	With/Against	Mirror Vote
EV Risk-Mgd Divers Equity Inc	ETJ	27829G106	4/22/2011	2/10/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
EV Tax- Managed Buy- Write Opps	ETV	27828Y108	4/22/2011	2/10/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
EV Tax- Managed Glb B-W Opps	ETW	27829C105	4/22/2011	2/10/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
AllianceBernstein Income Fund	ACG	01881E101	3/30/2011	2/14/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
PIMCO Income Opportunity	PKO	72202B100	4/14/2011	2/18/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Liberty All-Star Equity	USA	530158104	4/14/2011	2/11/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Tri-Continental Corporation	TY	895436103	4/14/2011	2/16/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Tri-Continental Corporation	TY	895436103	4/14/2011	2/16/2011	2	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE CORPORATION’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Split	For	With/Against	Mirror Vote
Tri-Continental Corporation	TY	895436103	4/14/2011	2/16/2011	3	TO APPROVE THE CHANGE TO THE CORPORATION’S FUNDAMENTAL INVESTMENT POLICY REGARDING SECURITIES LENDING.	Split	For	With/Against	Mirror Vote
General American Investors	GAM	368802104	4/13/2011	2/15/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
General American Investors	GAM	368802104	4/13/2011	2/15/2011	2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS AUDITORS.	Split	For	With/Against	Mirror Vote

PIMCO Income Opportunity	PKO	72202B100	4/14/2011	2/18/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Artio Global Investors, Inc.	ART	04315B107	5/6/2011	3/14/2011	1	ELECTION OF DIRECTORS	For	For	With
Artio Global Investors, Inc.	ART	04315B107	5/6/2011	3/14/2011	2	APPROVAL OF THE COMPENSATION
OF THE COMPANY’S NAMED
EXECUTIVE OFFICERS, AS
DISCLOSED PURSUANT TO ITEM  402
OF REGULATION S-K, INCLUDING THE
COMPENSATION DISCUSSION AND
ANALYSIS, THE COMPENSATION
TABLES, AND THE RELATED
DISCLOSURE CONTAINED IN THE
						2011 PROXY STATEMENT.	For	For	With
Artio Global Investors, Inc.	ART	04315B107	5/6/2011	3/14/2011	3	FREQUENCY OF CONDUCTING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	1 Year	1 Year	With
Artio Global Investors, Inc.	ART	04315B107	5/6/2011	3/14/2011	4	THE RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	For	For	With
Zweig Total Return	ZTR	989837109	5/10/2011	3/16/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Boulder Growth & Income	BIF	101507101	5/2/2011	3/25/2011	3	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Boulder Growth & Income	BIF	101507101	5/2/2011	3/25/2011	1	TO APPROVE AMENDMENTS TO THE
FUND’S CHARTER THAT WOULD
PERMIT THE FUND’S DIRECTORS
THAT ARE ELECTED BY HOLDERS OF
THE FUND’S PREFERRED STOCK, AT
SUCH TIME THAT THE FUND’S
PREFERRED STOCK IS NO LONGER
OUTSTANDING, TO CONTINUE TO
SERVE AS DIRECTORS OF THE FUND
FOR THE REMAINDER OF HIS OR HER
TERM OR UNTIL HIS OR HER
SUCCESSOR IS DULY ELECTED AND
						QUALIFIED.	Split	For	With/Against	Mirror Vote
Boulder Growth & Income	BIF	101507101	5/2/2011	3/25/2011	2	TO APPROVE THE REMOVAL OF THE FUND’S FUNDAMENTAL INVESTMENT POLICY REQUIRING THE FUND TO INVEST AT LEAST 25% OF ITS TOTAL ASSETS IN REAL ESTATE RELATED COMPANIES.	Split	For	With/Against	Mirror Vote
LMP Capital & Income	SCD	50208A102	4/29/2011	3/1/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Boulder Total Return	BTF	101541100	5/2/2011	3/25/2011	3	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Boulder Total Return	BTF	101541100	5/2/2011	3/25/2011	1	TO APPROVE AMENDMENTS TO THE
FUND’S CHARTER THAT WOULD
PERMIT THE FUND’S DIRECTORS
THAT ARE ELECTED BY HOLDERS OF
THE FUND’S PREFERRED STOCK, AT
SUCH TIME THAT THE FUND’S
PREFERRED STOCK IS NO LONGER
OUTSTANDING, TO CONTINUE TO
SERVE AS DIRECTORS OF THE FUND
FOR THE REMAINDER OF HIS OR HER
TERM OR UNTIL HIS OR HER
SUCCESSOR IS DULY ELECTED AND
						QUALIFIED.	Split	For	With/Against	Mirror Vote
Boulder Total Return	BTF	101541100	5/2/2011	3/25/2011	2	TO APPROVE THE REMOVAL OF THE FUND’S FUNDAMENTAL INVESTMENT POLICY REQUIRING THE FUND TO INVEST AT LEAST 25% OF ITS TOTAL ASSETS IN REAL ESTATE RELATED COMPANIES.	Split	For	With/Against	Mirror Vote
Nuveen Multi-Strategy Inc&Gro	JPC	67073B106	5/6/2011	3/9/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Nuveen Multi-Strategy Inc&Gro2	JQC	67073D102	5/6/2011	3/9/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Cohen & Steers Infrastructure	UTF	19248A109	4/28/2011	2/23/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
H&Q Life Sciences Investors	HQL	404053100	5/2/2011	3/25/2011	1	TO APPROVE AND ADOPT THE AMENDMENT TO THE DECLARATION OF TRUST AS DISCUSSED IN THE ATTACHED PROXY STATEMENT.	Split	For	With/Against	Mirror Vote
Apollo Commercial Real Estate	ARI	03762U105	5/4/2011	3/18/2011	1	ELECTION OF DIRECTORS	For	For	With
Apollo Commercial Real Estate	ARI	03762U105	5/4/2011	3/18/2011	2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	For	For	With

Apollo Commercial Real Estate	ARI	03762U105	5/4/2011	3/18/2011	3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.’S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE 2011 PROXY STATEMENT.	For	For	With
Apollo Commercial Real Estate	ARI	03762U105	5/4/2011	3/18/2011	4	APPROVAL, ON AN ADVISORY BASIS, OF THE FREQUENCY OF FUTURE STOCKHOLDER ADVISORY VOTES ON THE COMPENSATION OF APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.’S NAMED EXECUTIVE OFFICERS.	3 Year	3 Year	With
Affliliated Managers Group, Inc.	AMG	008252108	5/31/2011	4/12/2011	1	ELECTION OF DIRECTORS	For	For	With
Affliliated Managers Group, Inc.	AMG	008252108	5/31/2011	4/12/2011	2	TO APPROVE THE 2011 STOCK OPTION AND INCENTIVE PLAN.	For	For	With
Affliliated Managers Group, Inc.	AMG	008252108	5/31/2011	4/12/2011	3	TO APPROVE, BY ADVISORY VOTE, THE
COMPENSATION PAID TO THE COMPANY’S
NAMED EXECUTIVE OFFICERS, AS
DISCLOSED IN THE COMPANY’S PROXY
STATEMENT PURSUANT TO ITEM 402 OF
REGULATION S-K, INCLUDING THE
COMPENSATION DISCUSSION AND ANALYSIS
						AND COMPENSATION TABLES.	For	For	With
Affliliated Managers Group, Inc.	AMG	008252108	5/31/2011	4/12/2011	4	TO RECOMMEND, BY ADVISORY VOTE, THE FREQUENCY OF AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY’S NAMED EXECUTIVE OFFICERS.	For	For	With
Affliliated Managers Group, Inc.	AMG	008252108	5/31/2011	4/12/2011	5	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	For	For	With
SunAmerica Foc Alpha Growth	FGF	867037103	5/19/2011	3/10/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
SunAmerica Foc Alpha Growth	FGF	867037103	5/19/2011	3/10/2011	2B	SHAREHOLDER PROPOSAL REQUESTING THAT ALL ADVISORY AND MANAGEMENT AGREEMENTS BETWEEN SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC. AND SUNAMERICA ASSET MANAGEMENT CORP. BE TERMINATED AS SOON AS POSSIBLE.	Split	Against	With/Against	Mirror Vote
Western/Claymore Infl-Lnk Opps	WIW	95766R104	5/24/2011	4/5/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Gabelli Global Deal Fund Preferred	GDL,A	361570203	5/16/2011	3/21/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
DWS Dreman Value Income Edge	DHG	23339M204	6/3/2011	4/8/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Gabelli Dividend & Income	GDV	36242H104	6/2/2011	3/21/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Gabelli Dividend & Income	GDV	36242H104	6/2/2011	3/21/2011	2	SHAREHOLDER PROPOSAL TO ELIMINATE THE FUND’S CLASSIFIED BOARD STRUCTURE.	Split	Against	With/Against	Mirror Vote
Central Europe and Russia Fund	CEE	153436100	6/27/2011	5/13/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Central Europe and Russia Fund	CEE	153436100	6/27/2011	5/13/2011	2	TO RATIFY THE APPOINTMENT BY THE AUDIT
COMMITTEE AND THE BOARD OF DIRECTORS
OF PRICEWATERHOUSECOOPERS LLP, AN
INDEPENDENT PUBLIC ACCOUNTING FIRM,
AS INDEPENDENT AUDITORS FOR THE
						FISCAL YEAR ENDING OCTOBER 31, 2011.	Split	For	With/Against	Mirror Vote
Macquarie Glb Infrast TR Fund	MGU	55608D101	6/23/2011	4/29/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
MS Emerging Markets Domestic	EDD	617477104	6/30/2011	5/18/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Invesco VK Dynamic Cred Opps	VTA	46132R104	6/17/2011	5/5/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Calamos Strategic Total Return	CSQ	128125101	6/30/2011	5/6/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Claymore Dividend and Income Fund	DCS	18385J105	9/23/2010	8/23/2010	1	ELECTION OF DIRECTORS	—	For	—	Proxy not received from proxy agent
LMP Corporate Loan Fund	TLI	50208B100	1/28/2011	12/3/2010	1	ELECTION OF DIRECTORS	—	For	—	Proxy not received from proxy agent
PIMCO Income Strategy II	PFN	72201J104	12/14/2010	10/21/2010	1	ELECTION OF DIRECTORS	—	For	—	Proxy not received from proxy agent

Fund/Fund Family Name: RiverNorth Funds

Date of Fiscal Year End: 09/30

Date of Reporting Period: December 30, 2011 (Fund’s Inception) to June 30, 2011

RiverNorth/DoubleLine Strategic Income Fund

Company Name	Ticker	CUSIP	Meeting Date	Record Date	Prop #	Proposal	Vote	Mngmt Recom.	Vs. Mngmt	Notes
General American Investors	GAM	368802104	4/13/2011	2/15/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
General American Investors	GAM	368802104	4/13/2011	2/15/2011	2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS AUDITORS.	Split	For	With/Against	Mirror Vote
Tortoise Energy Capital Corp	TYY,B	89147U506	5/20/2011	2/23/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Tortoise Energy Capital Corp	TYY,B	89147U506	5/20/2011	2/23/2011	2	APPROVAL FOR THE COMPANY, WITH
THE APPROVAL OF ITS BOARD OF
DIRECTORS, TO SELL OR OTHERWISE
ISSUE SHARES OF ITS COMMON
STOCK AT A PRICE BELOW ITS THEN
CURRENT NET ASSET VALUE PER
SHARE SUBJECT TO THE
LIMITATIONS SET FORTH IN THE
PROXY STATEMENT FOR THE 2011
ANNUAL MEETING OF
						STOCKHOLDERS.	Split	For	With/Against	Mirror Vote
Tortoise Energy Capital Corp	TYY,B	89147U506	5/20/2011	2/23/2011	3	RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT THE FINANCIAL STATEMENTS OF THE COMPANY FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2011.	Split	For	With/Against	Mirror Vote
Gabelli Global Deal Fund Preferred	GDL,A	361570302	5/16/2011	3/21/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
ING Prime Rate Trust	PPR	44977W106	7/6/2011	4/7/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Montgomery Street Income Secs	MTS	614115103	7/14/2011	5/3/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Highland Credit Strategies	HCF	43005Q107	6/3/2011	4/18/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Morgan Stanley Emerging Market Debt	EDD	617477104	6/30/2011	5/18/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Invesco VK Dynamic Cred Opps	VTA	46132R104	6/17/2011	5/5/2011	1	ELECTION OF DIRECTORS	Split	For	With/Against	Mirror Vote
Alliance Bernstein Income Fund	ACG	01881E101	3/30/2011	2/15/2011	1	ELECTION OF DIRECTORS	—	For	—	Proxy not received from proxy agent
PIMCO Income Opportunity	PKO	72202B100	4/14/2011	2/18/2011	1	ELECTION OF DIRECTORS	—	For	—	Proxy not received from proxy agent

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Funds

By *	/s/ Patrick W. Galley
Patrick W. Galley, President

Date: August 31, 2011

*Print the name and title of each signing officer under his or her signature.